LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.75%
INVESTMENT COMPANIES–96.75%
Equity Funds–50.44%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	175,827	$2,183,412
LVIP Delaware Mid Cap Value Fund	145,158	6,335,114
LVIP Delaware U.S. Growth Fund	116,378	1,375,941
LVIP Delaware Value Fund	741,847	20,349,613
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,340,709	18,594,298
LVIP SSGA Mid-Cap Index Fund	1,159,746	15,650,767
LVIP SSGA Nasdaq-100 Index Fund	211,859	2,739,127
LVIP SSGA S&P 500 Index Fund	1,463,684	42,777,631
LVIP SSGA Small-Cap Index Fund	362,099	11,836,652
LVIP T. Rowe Price Growth Stock Fund	252,315	14,561,363
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	195,774	6,261,835
		142,665,753
Fixed Income Funds–18.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	289,336	2,652,637
LVIP Delaware Bond Fund	2,052,520	23,907,749
LVIP JPMorgan Core Bond Fund	1,766,918	17,361,735
LVIP SSGA Bond Index Fund	797,454	7,914,733
		51,836,854
Global Equity Fund–0.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	309,854	2,288,890
		2,288,890
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	320,198	$2,431,903
LVIP Franklin Templeton Multi-Factor International Equity Fund	805,789	6,890,304
LVIP Loomis Sayles Global Growth Fund	328,774	5,315,944
LVIP MFS International Growth Fund	831,417	16,728,930
LVIP Mondrian International Value Fund	1,154,395	19,571,615
LVIP SSGA Emerging Markets Equity Index Fund	970,426	9,920,668
LVIP SSGA International Index Fund	1,448,127	15,990,214
		76,849,578
Total Affiliated Investments (Cost $234,631,046)		273,641,075

UNAFFILIATED INVESTMENT–3.14%
INVESTMENT COMPANY–3.14%
Money Market Fund–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	8,883,740	8,883,740
Total Unaffiliated Investment (Cost $8,883,740)		8,883,740

TOTAL INVESTMENTS–99.89% (Cost $243,514,786)	282,524,815
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	302,059
NET ASSETS APPLICABLE TO 25,272,406 SHARES OUTSTANDING–100.00%	$282,826,874

✧✧Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	Australian Dollar	$130,660	$132,468	6/17/24	$—	$(1,808)
4	British Pound	315,675	319,866	6/17/24	—	(4,191)
6	Euro	811,613	823,010	6/17/24	—	(11,397)
5	Japanese Yen	417,844	430,692	6/17/24	—	(12,848)
					—	(30,244)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	576,950	577,223	6/21/24	—	(273)
5	E-mini Russell 2000 Index	536,475	527,221	6/21/24	9,254	—
13	E-mini S&P 500 Index	3,450,525	3,374,287	6/21/24	76,238	—
5	E-mini S&P MidCap 400 Index	1,538,700	1,493,099	6/21/24	45,601	—
18	Euro STOXX 50 Index	979,704	950,101	6/21/24	29,603	—
3	FTSE 100 Index	302,462	294,759	6/21/24	7,703	—
2	OMXS 30 Index	47,169	46,307	4/19/24	862	—
1	SPI 200 Index	129,532	126,046	6/20/24	3,486	—
2	TOPIX Index	365,966	354,077	6/13/24	11,889	—
					184,636	(273)
Total Futures Contracts					$184,636	$(30,517)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$273,641,075	$—	$—	$273,641,075
Unaffiliated Investment Company	8,883,740	—	—	8,883,740
Total Investments	$282,524,815	$—	$—	$282,524,815
Derivatives:
Assets:
Futures Contracts	$184,636	$—	$—	$184,636
Liabilities:
Futures Contracts	$(30,517)	$—	$—	$(30,517)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.75%@
Equity Funds-50.44%@
✧✧LVIP Channing Small Cap Value Fund	$2,032,057	$43,109	$78,857	$2,563	$184,540	$2,183,412	175,827	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	5,876,406	125,969	202,928	(910)	536,577	6,335,114	145,158	—	—
✧✧LVIP Delaware U.S. Growth Fund	633,282	649,130	13,681	82	107,128	1,375,941	116,378	—	—
✧✧LVIP Delaware Value Fund	18,054,673	936,559	255,092	607	1,612,866	20,349,613	741,847	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	16,806,346	372,308	668,495	(54,985)	2,139,124	18,594,298	1,340,709	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,475,066	307,924	543,903	(7,221)	1,418,901	15,650,767	1,159,746	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,543,624	55,986	77,554	1,734	215,337	2,739,127	211,859	—	—
✧✧LVIP SSGA S&P 500 Index Fund	39,236,300	864,987	1,418,584	44,732	4,050,196	42,777,631	1,463,684	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,409,043	236,822	380,919	(12,479)	584,185	11,836,652	362,099	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	13,182,577	295,607	611,543	40,504	1,654,218	14,561,363	252,315	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,874,783	125,969	374,092	(45,760)	680,935	6,261,835	195,774	—	—
Fixed Income Funds-18.33%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,444,275	234,012	35,398	(2,454)	12,202	2,652,637	289,336	—	—
✧✧LVIP Delaware Bond Fund	22,654,624	1,707,880	318,225	(72,586)	(63,944)	23,907,749	2,052,520	—	—
✧✧LVIP JPMorgan Core Bond Fund	16,386,823	1,273,881	231,147	(1,522)	(66,300)	17,361,735	1,766,918	—	—
✧✧LVIP SSGA Bond Index Fund	8,721,483	185,771	911,671	(177,034)	96,184	7,914,733	797,454	—	—
Global Equity Fund-0.81%@
✧✧LVIP BlackRock Real Estate Fund	2,269,612	85,470	30,087	(4,902)	(31,203)	2,288,890	309,854	—	—
International Equity Funds-27.17%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	2,253,279	125,386	31,857	(4,632)	89,727	2,431,903	320,198	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	6,479,643	139,966	136,608	50	407,253	6,890,304	805,789	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	5,155,823	111,972	296,063	18,104	326,108	5,315,944	328,774	—	—
✧✧LVIP MFS International Growth Fund	15,629,424	569,906	219,275	(26,115)	774,990	16,728,930	831,417	—	—
✧✧LVIP Mondrian International Value Fund	17,741,489	1,659,642	252,167	(2,450)	425,101	19,571,615	1,154,395	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,311,357	222,295	816,811	(116,050)	319,877	9,920,668	970,426	—	—
✧✧LVIP SSGA International Index Fund	15,016,883	339,060	207,076	637	840,710	15,990,214	1,448,127	—	—
Total	$255,188,872	$10,669,611	$8,112,033	$(420,087)	$16,314,712	$273,641,075		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4